Debt Debt - Schedule of Installments (Details) - Dec. 31, 2018 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Debt Instrument, Redemption [Line Items]
January 25, 2020	$ 1,338,915
January 25, 2021	794,558
January 25, 2022	1,866,400
January 25, 2023	1,652,117
Term loan | Term Loan Facility due 2023
Debt Instrument, Redemption [Line Items]
January 25, 2020	366,400	€ 320,000
January 25, 2021	366,400	320,000
January 25, 2022	366,400	320,000
January 25, 2023	$ 618,300	€ 540,000